Stockholders deficit (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) d $ / shares shares
Common Stock 1		$ 10,000,000
Common Stock 2		$ 10,000,000
Common Stock 3		200.00%
Common Stock 4		27.50%
Common Stock 5 | shares		185,000,000
Common Stock 6 | shares		22,874,405
Common Stock 7		$ 200,000
Common Stock 8 | shares		3,448,276
Common Stock 9		$ 40,000
Common Stock 10		$ 0.0162
Common Stock 11 | shares		1,526,718
Common Stock 12		$ 20,000
Common Stock 13		0.0183
Common Stock 14		$ 22,141
Common Stock 15		3,033,618
Common Stock 16 | shares		2,500,000
Common Stock 17		533,618
Common Stock 18 | shares		31,270,958
Common Stock 19		$ 255,000
Common Stock 20		25,000
Common Stock 21		$ 5,000
Common Stock 22		113,815,732
Common Stock 23		$ 1,635,000
Common Stock 24 | shares		18,001,166
Common Stock 25		$ 182,043
Common Stock 26		0.0116
Common Stock 27		$ 0.0173
Common Stock 28		4,263,989
Common Stock 29 | shares		3,587,165
Common Stock 30		678,824
Common Stock 31 | shares		5,023,256
Common Stock 32		50.00%
Common Stock 33		(2,511,628)
Common Stock 34		$ 54,000
Common Stock 35 | shares		2,511,628
Common Stock 36 | shares		2,511,628
Common Stock 37		$ 54,000
Common Stock 38 | shares		423,135
Common Stock 39		$ 7,938
Common Stock 40		$ 7,682
Common Stock 41 | shares		423,135
Common Stock 42		$ 0.0263
Common Stock 43 | shares		2,157,497
Common Stock 44		$ 50,000
Common Stock 45		0.0324
Common Stock 46		$ 8,000,000
Common Stock 47		20.00%
Common Stock 48 | shares		244,500,000
Common Stock 49 | shares		244,500,000
Common Stock 50 | d		21
Common Stock 51 | shares		34,214,226
Common Stock 52		$ 456,924
Common Stock 53		$ 55,673
Common Stock 54 | shares		1,225,000
Common Stock 55		$ 30,163
Common Stock 56 | shares		1,000,000
Common Stock 57		$ 3,730,174
Common Stock 58		1,592,769
Common Stock 59		$ 17,500
Common Stock 60 | shares		500,000
Common Stock 61		$ 0.028
Common Stock 62		6,440
Common Stock 63		$ 8,000,000
Common Stock 64		150.00%
Common Stock 65		$ 100,000
Common Stock 66		5,000
Common Stock 67		$ 321,680
Common Stock 68 | shares		33,821,422
Common Stock 69		$ 0.006
Common Stock 70		0.012
Common Stock 71		$ 102,500
Common Stock 72 | shares		11,792,944
Common Stock 73		$ 0.006
Common Stock 74		$ 0.011
Common Stock 75 | shares		6,424,979
Common Stock 76		$ 73,000
Common Stock 77		0.015
Common Stock 78		$ 0.021
Common Stock 79		863,500
Common Stock 80 | $ / shares		$ 0.316
Common Stock 81		863,500
Common Stock 82		85,421,374
Common Stock 83 | $ / shares		$ 0.042
Common Stock 84		84,010,886
Common Stock 85		$ 0.042
Common Stock 86		$ 11,232
Stockholders Deficit 1 | shares	34,214,226
Stockholders Deficit 2	$ 456,923
Stockholders Deficit 3	55,673
Stockholders Deficit 4	$ 105,733
Stockholders Deficit 5 | shares	30,800,000
Stockholders Deficit 6	$ 0.00194
Stockholders Deficit 7	0.00574
Stockholders Deficit 8	$ 125,001
Stockholders Deficit 9 | shares	29,248,823
Stockholders Deficit 10	0.00274
Stockholders Deficit 11	$ 0.00609
Stockholders Deficit 12	$ 160,834
Stockholders Deficit 13 | shares	56,676,739
Stockholders Deficit 14	$ 0.00193
Stockholders Deficit 15	0.00416
Stockholders Deficit 16	$ 52,320
Stockholders Deficit 17 | shares	26,000,000
Stockholders Deficit 18	$ 0.00192
Stockholders Deficit 19	$ 0.00216
Stockholders Deficit 20 | shares	2,941,176
Stockholders Deficit 21	$ 10,000
Stockholders Deficit 22	$ 0.0048
Stockholders Deficit 23	863,500
Stockholders Deficit 24 | $ / shares	$ 0.316
Stockholders Deficit 25	863,500
Stockholders Deficit 26	85,421,374
Stockholders Deficit 27 | $ / shares	$ 0.042
Stockholders Deficit 28	84,010,886
Stockholders Deficit 29	$ 0.042
Stockholders Deficit 30	$ 2,808